Related party transactions (Details Narrative)	1 Months Ended								12 Months Ended
	Jul. 31, 2021 CNY (¥)	Jul. 31, 2021	Aug. 31, 2020	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020	Oct. 31, 2019	Oct. 31, 2009 CNY (¥)	Oct. 31, 2009	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Revenue from Related Parties | $									$ 1,016	$ 1,952	$ 7,200	$ 7,200
Represents information pertaining to Zhejiang Tantech Bamboo Technology Co., Ltd.
Terms of lease		10 years			10 years
Annual rent	¥ 459,360
Lease expenses | $									88,847	86,556	47,785
Represent Forasen Group Co., Ltd.
Monthly rent				¥ 9,200
Renewed term of lease						10 years
Terms of lease			1 year					10 years
Represents information pertaining to Hangzhou Forasen Technology Co., Ltd.
Monthly rent							¥ 22,400
Annual rent				¥ 283,258
Terms of sublease agreement				2 years
Lease income | $									$ 14,262	$ 40,026	$ 5,791